Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
On-balance sheet assets at carrying value
Securities	$ 101,664	$ 93,419
Loans	373,035
Derivatives	21,431	24,342
On-balance sheet liabilities at carrying value
Deposits	14,380	13,789
Derivatives	20,973	23,271
Single seller and multi seller conduits [member]
On-balance sheet assets at carrying value
Securities	9
Loans	93
Investments in equity-accounted associates and joint ventures	0
Derivatives	0
Assets	102	94
On-balance sheet liabilities at carrying value
Deposits	0
Derivatives	0
Liabilities	0	0
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	102
Notional of written derivatives, less fair value losses	0
Liquidity, credit facilities and commitments	7,136
Less: hedges of investments, loans and written derivatives exposure	0
Maximum exposure to loss, net of hedges	7,238	5,835
Third party structured vehicles continuing [member]
On-balance sheet assets at carrying value
Securities	1,769
Loans	1,577
Investments in equity-accounted associates and joint ventures	1
Derivatives	0
Assets	3,347	3,025
On-balance sheet liabilities at carrying value
Deposits	0
Derivatives	0
Liabilities	0	0
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	3,347
Notional of written derivatives, less fair value losses	0
Liquidity, credit facilities and commitments	1,656
Less: hedges of investments, loans and written derivatives exposure	0
Maximum exposure to loss, net of hedges	5,003	5,284
Structured vehicles run-off [member]
On-balance sheet assets at carrying value
Securities	3
Loans	0
Investments in equity-accounted associates and joint ventures	0
Derivatives	0
Assets	3	109
On-balance sheet liabilities at carrying value
Deposits	0
Derivatives	131
Liabilities	131	148
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	3
Notional of written derivatives, less fair value losses	26
Liquidity, credit facilities and commitments	13
Less: hedges of investments, loans and written derivatives exposure	(29)
Maximum exposure to loss, net of hedges	13	119
Other [member]
On-balance sheet assets at carrying value
Securities	293
Loans	0
Investments in equity-accounted associates and joint ventures	5
Derivatives	5
Assets	303	528
On-balance sheet liabilities at carrying value
Deposits	1,600
Derivatives	0
Liabilities	1,600	1,656
Maximum exposure to loss, net of hedges
Maximum exposure to loss, net of hedges Investments and loans	298
Notional of written derivatives, less fair value losses	0
Liquidity, credit facilities and commitments	114
Less: hedges of investments, loans and written derivatives exposure	(44)
Maximum exposure to loss, net of hedges	$ 368	$ 258